Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Newbury Street Trust
Entity Central Index Key	0000704207
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Treasury Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Capital Reserves Class
Trading Symbol	FSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Net Assets	$ 48,749,283,689
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 115,285,971
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 58.5 8-30 9.6 31-60 11.3 61-90 6.8 91-180 13.9 >180 3.3 U.S. Treasury Obligations 55.4 Repurchase Agreements 48.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tax-Exempt Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Premium Class
Trading Symbol	FZEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 3,568,133,646
Holdings Count | shares	667
Advisory Fees Paid, Amount	$ 8,319,771
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 2.0 31-60 3.8 61-90 1.7 91-180 7.7 >180 9.9 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 30.2 Municipal Securities 15.2 Commercial Paper 9.2 Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class
Trading Symbol	FERXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Net Assets	$ 3,568,133,646
Holdings Count | shares	667
Advisory Fees Paid, Amount	$ 8,319,771
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 2.0 31-60 3.8 61-90 1.7 91-180 7.7 >180 9.9 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 30.2 Municipal Securities 15.2 Commercial Paper 9.2 Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tax-Exempt Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund
Trading Symbol	FMOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 3,568,133,646
Holdings Count | shares	667
Advisory Fees Paid, Amount	$ 8,319,771
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 2.0 31-60 3.8 61-90 1.7 91-180 7.7 >180 9.9 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 30.2 Municipal Securities 15.2 Commercial Paper 9.2 Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund
Trading Symbol	FZFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 48,749,283,689
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 115,285,971
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 58.5 8-30 9.6 31-60 11.3 61-90 6.8 91-180 13.9 >180 3.3 U.S. Treasury Obligations 55.4 Repurchase Agreements 48.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tax-Exempt Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Daily Money Class
Trading Symbol	FDEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 3,568,133,646
Holdings Count | shares	667
Advisory Fees Paid, Amount	$ 8,319,771
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 75.4 8-30 2.0 31-60 3.8 61-90 1.7 91-180 7.7 >180 9.9 Variable Rate Demand Notes (VRDNs) 42.8 Tender Option Bond 30.2 Municipal Securities 15.2 Commercial Paper 9.2 Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Money Market Fund - Advisor Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Advisor C Class
Trading Symbol	FDCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Net Assets	$ 48,749,283,689
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 115,285,971
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 58.5 8-30 9.6 31-60 11.3 61-90 6.8 91-180 13.9 >180 3.3 U.S. Treasury Obligations 55.4 Repurchase Agreements 48.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Daily Money Class
Trading Symbol	FDUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Net Assets	$ 48,749,283,689
Holdings Count | shares	147
Advisory Fees Paid, Amount	$ 115,285,971
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 58.5 8-30 9.6 31-60 11.3 61-90 6.8 91-180 13.9 >180 3.3 U.S. Treasury Obligations 55.4 Repurchase Agreements 48.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec